Intangible Assets	12 Months Ended
Mar. 31, 2011
Intangible Assets
Intangible Assets

(6) Intangible Assets

The components of acquired intangible assets excluding goodwill at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010		2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,929	2,366	¥2,338	1,698
Other	50	37	54	44

Total	¥2,979	2,403	¥2,392	1,742

Intangible assets not subject to amortization at March 31, 2010 and 2011 were insignificant.

Aggregate amortization expense for the years ended March 31, 2009, 2010 and 2011 was ¥684 million, ¥213 million and ¥232 million, respectively. Estimated amortization expense for the next five years ending March 31 is: ¥224 million in 2012, ¥189 million in 2013, ¥110 million in 2014, ¥32 million in 2015, and ¥15 million in 2016, respectively.

Goodwill is related to the semiconductor and component test system segment. Changes in the carrying amount of goodwill for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	2009	2010	2011
Balance at beginning of year	¥1,426	645	645
Impairment loss	(781)	—	—

Balance at end of year	¥645	645	645

Advantest experienced a significant decline in purchase orders of testers due to further deterioration of the semiconductor market during the fourth quarter of the year ended March 31, 2009. This sharp decline was not expected to recover in the near term. Consequently, this led to an impairment of our goodwill for a reporting unit, and we wrote it down to its estimated fair value. Fair value was measured primarily utilizing discounted cash flow valuation techniques. The amount of the impairment loss was ¥781 million, which was included in restructuring and impairment charges on the consolidated statements of operations, and the consolidated statements of cash flows for the year ended March 31, 2009. Advantest performed its annual impairment test for goodwill at the reporting unit level and identified no impairment at March 31, 2010 and 2011.